Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	As of June 30, 2022 and 2023, accounts receivable consisted of the following:
	As of June 30,
	2022	2023
Accounts receivable – gross	$8,260,574	$26,025,068
Allowance for doubtful accounts	-	(1,498,806)
Accounts receivable, net	$8,260,574	$24,526,262